Filed pursuant to Rule 497(e)
Registration Nos. 333-206240; 811-23084

Panagram AAA CLO ETF
Listed on NYSE Arca, Inc.: CLOX

Panagram BBB-B CLO ETF
Listed on NYSE Arca, Inc.: CLOZ

Each a Series of Series Portfolios Trust

October 8, 2024

Supplement to the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”) dated December 29, 2023, as supplemented April 24, 2024.

Effective immediately, Mr. John E. Kim has resigned as Chief Executive Officer and Chief Investment Officer of Panagram Structured Asset Management, LLC (“Panagram”), the investment adviser for the Panagram AAA CLO ETF and the Panagram BBB-B CLO ETF (each a “Fund” and together, the “Funds”), and is no longer a portfolio manager of the Funds. Accordingly, all references and information relating to Mr. Kim as a Portfolio Manager in the Funds’ Prospectus and SAI and in each Fund’s Summary Prospectus are hereby removed. Mr. Timothy Wickstrom, Managing Director of Panagram, will continue to serve as the portfolio manager of the Funds.

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Please retain this supplement for your reference.